INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax And Social Contribution
Schedule of income tax and social contribution income expense

			Consolidated
	12/31/2024	12/31/2023	12/31/2022
Income tax and social contribution income (expense)
Current	(1,300,719)	(1,036,262)	(1,537,966)
Deferred	1,305,927	403,544	(420,773)
	5,208	(632,718)	(1,958,739)

Schedule of reconciliation of the Company's income tax and social contribution expenses

			Consolidated
	12/31/2024	12/31/2023	12/31/2022
Profit/(Loss) before income tax and social contribution	(1,543,349)	1,035,367	4,126,437
Tax rate	34%	34%	34%
Income tax and social contribution at combined statutory rate	524,739	(352,025)	(1,402,989)
Adjustment to reflect the effective rate:
Equity in results of affiliated companies	188,205	178,978	155,125
Difference Tax Rate in companies abroad	(814,713)	(181,409)	(338,278)
Transfer Price Adjustment and Profits Abroad	(67,580)	(91,883)	(195,112)
Income taxes and social contribution on foreign profit	10,200	131,836
Tax incentives	102,087	71,756	50,333
Interest on equity	79,282	47,315	290,968
Recognition/(reversal) of tax credits	(62,088)	(337,239)	(562,014)
Other permanent deductios (add-backs)	45,076	(100,047)	43,228
Income tax and social contribution in net income for the year	5,208	(632,718)	(1,958,739)
Effective tax rate	0%	61%	47%

Schedule of deferred income tax and social contribution

		Consolidated
	12/31/2024	12/31/2023
Deferred tax
Income tax losses	3,896,856	4,198,734
Social contribution tax losses	1,336,041	1,441,925
Temporary differences	1,571,100	(911,027)
Tax, social security, labor, civil and environmental provisions	559,621	550,567
Estimated losses on assets	267,768	238,211
Gains/(Losses) on financial assets	565,250	328,678
Actuarial Liabilities (Pension and Health Plan)	165,418	171,816
Provision for consumption and services	4,933	22,346
Cash Flow Hedge and Unrealized Exchange Variations	2,014,231	509,386
(Gain) on loss of control of Transnordestina	(224,096)	(224,096)
Fair Value SWT/CBL Acquisition	(149,489)	(149,489)
Business combination	(1,425,853)	(1,473,119)
Others	(206,683)	(885,327)
Total	6,803,997	4,729,632

Total deferred tax assets	7,345,326	5,033,634
Total deferred tax liabilities	(541,329)	(304,002)
Total deferred tax	6,803,997	4,729,632

Schedule of estimated recovery of deferred tax assets

Consolidated
2025	(144,120)
2026	63,360
2027	164,416
2028	1,069,749
2029 and beyond	6,191,921
Deferred tax asset	7,345,326
Deferred tax liabilities - subsidiaries	(541,329)
Net deferred tax asset	6,803,997

Schedule of changes in deferred tax and social contribution

Consolidated
Balance at January 1, 2022	4,569,011
Recognized in profit and loss	(420,773)
Recognized in equity	(322,876)
Acquisition of companies	1,053,406
Balance at January 1, 2023	4,878,768
Recognized in profit and loss	403,544
Recognized in equity	(559,050)
Use of tax credit in installment program	(445)
Reverse incorporation	6,815
Balance at December 31, 2023	4,729,632
Recognized in profit and loss	1,305,927
Recognized in equity	769,162
Use of tax credit in installment program	(724)
Balance at December 31, 2024	6,803,997

Schedule of income tax and social contribution recognized in equity

		Consolidated
	12/31/2024	12/31/2023
Income tax and social contribution
Actuarial gains on defined benefit pension plan	76,876	83,436
Exchange differences on translating foreign operations	(325,350)	(325,350)
Cash flow hedge	2,906,859	1,030,432
Gain on sale of shares	(1,158,102)
	1,500,283	788,518